Property And Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Net carrying value of leased properties	$ 617	$ 636
Annual lease and rental income from operating lease	44
Shanghai Property [Member]
Property, Plant and Equipment [Line Items]
Net carrying value of leased properties	3,284
Annual lease and rental income from operating lease	$ 157
Term of Contract	3 years
Land | Taiwan
Property, Plant and Equipment [Line Items]
Total consideration			$ 58,931